Other Receivables, Net (Details) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Other Receivables, Net [Abstract]
Impairment loss on other receivables	$ 1.6
Prepayments of development services	228.0
Allowance of other receivables	215.7
Allowance for expected credit losses	78.6
Impairment allowance to prepayments	$ 137.1